Financial risk management, objective and policies	12 Months Ended
Mar. 31, 2019
Financial risk management, objective and policies
Financial risk management, objective and policies

 40.  Financial instruments risk management, objective and policies

The Group’s activities are exposed to variety of financial risk: credit risk, liquidity risk and foreign currency risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are summarized below:

a)    Credit risk

Credit risk is the risk that a counter party will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables), including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.

The carrying amount of the financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	March 31,
	2018	2019
Trade and other receivables	3,976,751	4,921,270
Term deposits and other financial assets	1,272,970	1,295,448
Total	5,249,721	6,216,718

The age of Trade and other receivables at the reporting date was:

	March 31,
	2018	2019
0 - 30 days	2,906,073	3,569,845
31 - 90 days	568,903	929,721
91 - 180 days	281,749	177,769
More than 180 days	220,026	243,935
Total	3,976,751	4,921,270

Allowances for doubtful debts mainly represent amounts due from airlines, hotels and customers. Based on historical experience, the Group believes that no impairment allowance is necessary, except for as disclosed in Note 26, in respect of trade receivables.

b)   Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. Due to the dynamic nature of the underlying businesses, the consolidated entity aims to maintain flexibility in funding by keeping committed credit lines available.

The Group manages liquidity by maintaining adequate reserves, banking facilities and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows and matching the maturity profiles of financial assets and financial liabilities.

The following tables set forth Company's financial liabilities based on expected and undiscounted amounts as at March 31, 2018 and 2019.

As at March 31, 2018

	Carrying	Contractual	Within		More than
	Amount	Cash Flows *	1 year	1 - 5 Years	5 years
Vehicle loan	46,123	52,991	17,624	35,367	—
Finance lease liabilities	8,913	10,300	5,819	4,481	—
Trade and other payables	5,049,630	5,049,630	5,049,630	—	—
Term loan	796,794	882,490	554,189	328,301	—
Other Current liabilities	1,390,068	1,390,068	1,390,068	—	—
Total	7,291,528	7,385,479	7,017,330	368,149	—

As at March 31, 2019

	Carrying	Contractual	Within		More than
	Amount	Cash Flows *	1 year	1 - 5 Years	5 years
Vehicle loan	39,208	44,061	18,420	25,641	—
Finance lease liabilities	4,103	4,605	3,534	1,071	—
Trade and other payables	5,268,046	5,268,046	5,264,949	3,097	—
Term loan	335,752	372,613	372,613	—	—
Bank overdraft	797,343	797,343	797,343	—	—
Other Current liabilities	1,664,215	1,664,215	1,664,215	—	—
Total	8,108,667	8,150,883	8,121,074	29,809	—

*     Represents Undiscounted cash flows of interest and principal

Based on the past performance and current expectations, the Group believes that the cash and cash equivalent and cash generated from operations will satisfy the working capital needs, funding of operational losses, capital expenditure, commitments and other liquidity requirements associated with its existing operations through at least the next 12 months. In addition, there are no transactions, arrangements and other relationships with any other person that are reasonably likely to materially affect or the availability of the requirement of capital resources.

c)    Foreign currency risk

Foreign currency Risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of the changes in foreign exchange rates. The Group operates through subsidiaries in India, Singapore and United States. The functional currency of these subsidiaries is the local currency in the respective countries and accordingly there are no related significant foreign currency exposures.

The Company currently does not have any hedging agreements or similar arrangements with any counter-party to cover its exposure to any fluctuations in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating transactions which are denominated in currency other than subsidiary’s functional currency (foreign currency denominated receivables and payables).

Foreign currency sensitivity

The following tables demonstrate the sensitivity to a reasonably possible change in exchange rates. Any change in the exchange rate of USD, Euro and GBP against currencies other than INR is not expected to have significant impact on the Group’s profit or loss. Accordingly, a 5% appreciation/weakening of the USD, Euro and GBP currency as indicated below, against the INR would have increased/decreased loss by the amount shown below; this analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of reporting period. The analysis assumes that all other variables remain constant.

	March 31,
	2018	2019
5% strengthening/weakening of USD against INR	7,561	10,256

5% strengthening/weakening of Euro against INR	2,319	2,245

5% strengthening/weakening of GBP against INR	1,971	930